Summary of Significant Accounting Policies (Tables)	3 Months Ended
Apr. 30, 2013
Summary of Significant Accounting Policies
Schedule of allowance for doubtful accounts activity and balances

Allowance for doubtful accounts activity and balances are presented below (in thousands):

	Fiscal Year Ended January 31,			Three Months Ended April 30,
	2011	2012	2013	2012	2013
				(unaudited)
Balance at beginning of period	$65	$39	$42	$42	$48
Charges for bad debts	90	11	83	2	13
Write-offs and adjustments	(116)	(8)	(77)	(2)	(2)

Balance at end of period	$39	$42	$48	$42	$59

Schedule of estimated useful lives of property and equipment

Asset class	Useful life
Computer equipment	36 months
Office equipment	60 months
Office furniture	60 months
Computer software	36 months to 60 months
Leasehold improvements	The shorter of the estimated useful life or the term of the lease